Cover	Aug. 27, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Earlier today, BioKey (Cayman), Inc., an exempted company incorporated with limited liability under the laws of the Cayman Islands (the “Company”), filed a Current Report on Form 8-K (the “Initial 8K”) to disclose that it has successfully completed the separation (the “Spin-Off”) from ABVC BioPharma, Inc. (“ABVC”), effected by ABVC’s distribution of approximately 15% of the issued and outstanding ordinary shares, par value $0.0001 per share (“Ordinary Shares”), of the Company to holders of common stock of ABVC (the “ABVC Common Stockholders”) as a pro rata dividend in the Spin-Off (the “Distribution”), pursuant to the terms of that certain Separation and Distribution Agreement, dated as of June 22, 2026, between the Company and ABVC (the “Separation Agreement”). Attached as Exhibit 99.1 to the Initial 8K, was the final form of the information statement that describes the Spin-Off and provides important information regarding the Company’s business and management (the “Information Statement”), however it was not dated. We are filing this amendment to the Initial 8K solely to attach the final, dated Information Statement. Other than the date, there are no changes to the Information Statement.
Document Period End Date	Aug. 27, 2026
Entity File Number	000-56853
Entity Registrant Name	BIOKEY (CAYMAN), INC.
Entity Central Index Key	0002108359
Entity Tax Identification Number	93-3535498
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	44370 Old Warm Springs Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	668-0881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false